Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2023, 2022 and 2021 are as follows:

(In millions of won)
	2023		2022	2021
Cash dividends received from consolidated subsidiaries	~~W~~	159,539	35,733	12,646
Cash dividends received from associates		8,806	13,700	312,793

	~~W~~	168,345	49,443	325,439